Statement of Changes in Shareholders' Deficit (Parenthetical) - shares		3 Months Ended
	Nov. 19, 2020	Dec. 31, 2020
IPO [Member]
Stock Issued During Period, Shares, New Issues	27,600,000	27,600,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	752,000	752,000